Acquisitions - Additional Information (Details) $ in Thousands		1 Months Ended				6 Months Ended	12 Months Ended
	May 10, 2018 USD ($)	Nov. 21, 2017 shares	Dec. 20, 2016 USD ($) $ / bbl	Apr. 08, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Apr. 15, 2015
Business Acquisition [Line Items]
Common stock received for each share | shares		34.2
Percentage of voting interest acquired	63.00%	63.00%
Stone Energy Corporation
Business Acquisition [Line Items]
Percentage of voting interest acquired	37.00%	37.00%
Total consideration and fair value	$ 731,964
Long-term debt, net of discount	235,416
Payout under the earn-out	$ 175,082
Acquisition, transaction related cost						$ 76,200
Acquisition, transaction related fees to note holders and for seismic use agreements						56,100
Acquisition, transaction related fees paid to note holders						9,300
Acquisition, transaction related fees for seismic use agreements						46,800
Sojitz Energy Venture Inc
Business Acquisition [Line Items]
Percentage of voting interest acquired			15.00%
Business acquisition purchase price in cash			$ 85,800
Total consideration and fair value			93,800
Business acquisition purchase price net			91,900
Business acquisition transaction fees			$ 1,900
Consideration earn out percentage			5.00%
Oil price realized | $ / bbl			65.00
Payout under the earn-out			$ 10,000
Purchase price and working capital adjustments							$ 2,500
Deep Gulf Energy III, LLC
Business Acquisition [Line Items]
Percentage of voting interest acquired				25.00%
Business acquisition purchase price in cash				$ 38,500
Total consideration and fair value				75,000
Business acquisition purchase price net				73,500
Business acquisition transaction fees				$ 1,500
Deep Gulf Energy III, LLC | Tornado exploration prospect
Business Acquisition [Line Items]
Percentage of voting interest acquired				10.00%
Gulf Coast Energy Resources, LLC
Business Acquisition [Line Items]
Business acquisition transaction fees					$ 800
Payout under the earn-out					6,500
Long-term debt, net of discount					55,000
Payout under the earn-out					118
Revenue attributable to the assets acquired								$ 12,600
Net loss attributable to the assets acquired								9,700
Depletion and accretion expense								$ 15,600
Gulf Coast Energy Resources, LLC | Recognize estimated liability if the oil and natural gas assets acquired meet certain targets within the subsequent five years
Business Acquisition [Line Items]
Payout under the earn-out					$ 100
Talos Energy
Business Acquisition [Line Items]
Percentage of voting interest acquired	63.00%
General and Administrative Expense | Stone Energy Corporation
Business Acquisition [Line Items]
Acquisition, transaction related cost						$ 20,100
Senior Notes
Business Acquisition [Line Items]
Debt instrument interest rate									11.00%
Senior Notes | Second Priority Senior Secured Notes
Business Acquisition [Line Items]
Debt instrument interest rate						11.00%